Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings (in Dollars)	$ 13,104,502	$ 16,449,110
Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	5.20%		5.20%
Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	1.25%		0.78%
Bank collaterialized borrowings [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings (in Dollars)	$ 13,104,502	$ 13,449,110
Bank collaterialized borrowings [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.74%	2.61%
Bank collaterialized borrowings [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.805%	2.70%
Loan from shareholders [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings (in Dollars)		$ 3,000,000
Loan from shareholders [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range
Loan from shareholders [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range